Note 13 - Redeemable Non-Controlling Interests (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 13 - Redeemable Non-Controlling Interests (Details) [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount (in Dollars)	$ 222,073	$ 147,751
Subordinate Noncontrolling Interest Shares	5,100,000	4,800,000
Redemption Amount [Member]
Note 13 - Redeemable Non-Controlling Interests (Details) [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount (in Dollars)	$ 215,747	$ 139,728